CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Profit for the year	₽ 55,099	₽ 7,832	₽ 56,590
Items that will not be reclassified subsequently to profit or loss:
Unrecognized actuarial gain / (loss)		167	(40)
Items that may be reclassified subsequently to profit or loss:
Reclassification to profit and loss due to Disposal of VF Ukraine (Note 10)	7,947
Exchange differences on translating foreign operations	1,134	7,416	(2,469)
Net fair value (loss) / gain on financial instruments	(237)	(103)	495
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations in associates	(413)	319	(810)
Other comprehensive income / (loss) for the year, net of income tax	8,431	7,799	(2,824)
Total comprehensive income for the year	63,530	15,631	53,766
Total comprehensive income for the year attributable to:
Owners of the Company	62,672	14,638	53,218
Non-controlling interests	₽ 858	₽ 993	₽ 548